Share-Based Compensation - RSUs and DSUs that Remain Outstanding (Details)	Mar. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	7,524,940
Vested (in shares)	1,084,188
Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	7,262,564
Vested (in shares)	956,981
Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	258,247
Vested (in shares)	123,078
Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in shares)	4,129
Vested (in shares)	4,129
Bottom of range | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 0.93
Bottom of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	10.09
Bottom of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	90.12
Top of range | Exercise Price Range One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	8.5
Top of range | Exercise Price Range Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	24.96
Top of range | Exercise Price Range Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in CAD per share) | $ / shares	$ 113.16